UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment                      [  ]; Amendment Number:

This Amendment (Check only one.):            [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Reich & Tang Asset Management, LLC
Address: 600 Fifth Avenue
         8th Floor
         New York, NY  10020

13F File Number:  28-4818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Brancazio
Title:    Chief Compliance Officer
Phone:    212-830-5271

Signature, Place, and Date of Signing:

/s/Christopher Brancazio    New York, NY       November 16, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are in this report, and a portion are reported by other reporting manager(s).

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   0
Form 13F Information Table Value Total:   0
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

None